Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary of debt covenant ratios	The ratios for the periods mentioned, were as follows:

	Fixed Charge Coverage Ratio	Leverage Ratio
March 31, 2024	2.17	3.23
June 30, 2024	2.25	3.17
September 30, 2024	2.20	3.19
December 31, 2024	2.23	3.10

Schedule of Line of Credit Facilities [Table Text Block]
As of December 31, 2024, the Company maintained the followings revolving credit facilities:

Bank	Currency	Maturity	Interest rate	Amount
Itau Unibanco S.A. (i)	$	April 14, 2025	TERM SOFR + range between 2.65% to 4.85%	25,000
J.P. Morgan	$	February 17, 2026	SOFR + 3.10%	25,000
Banco Santander (Brasil) (ii)	$	October 31, 2026	TERM SOFR + range between 3.20% to 3.60%	25,000

(i) Maintained by its wholly-owned subsidiary ADBV.
(ii) Maintained by both, the Company and its wholly-owned subsidiary ADBV.
As of December 31, 2024, these ratio were as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2024
J.P. Morgan	Net Indebtedness (including interest payable) to EBITDA	3.00	1.14
Banco Santander (Brasil) S.A.	Net Indebtedness (not including interest payable) to EBITDA	3.00	1.12
	Net Indebtedness (not including interest payable) to EBITDA (i)	3.00	0.19

(i) Ratio maintained by its wholly-owned subsidiary ADBV.
The following table presents information related to the standby letters of credit:

Bank	Currency	Amount
Itaú	$	15,000
Banco Bilbao Vizcaya Argentaria, S.A.	$	45,000
J.P. Morgan	$	20,000

These letters of credit contain a limited number of customary affirmative and negative covenants, including a maximum indebtedness to EBITDA ratio, as follows:

Bank	Ratio	Required Maximum Ratio	As of December 31, 2024
Itaú	Net indebtedness to EBITDA (not including interest payable)	4.5	0.19
Banco Bilbao Vizcaya Argentaria, S.A.	Net indebtedness to EBITDA (including interest payable)	4.0	0.15
J.P. Morgan	Indebtedness to EBITDA	4.5	0.41

Schedule of provision for contingencies
The breakdown of the provision for contingencies is as follows:

Description	Balance at beginning of period	Accruals, net	Settlements	Reclassifications and increase of judicial deposits	Translation	Balance at end of period
Year ended December 31, 2024:
Tax contingencies in Brazil (i)	$40,583	$(10,994)	$(363)	$—	$(7,113)	$22,113
Labor contingencies in Brazil (ii)	12,674	14,475	(15,730)	—	(2,598)	8,821
Other (iii)	5,929	3,720	(2,979)	—	(907)	5,763
Subtotal	59,186	7,201	(19,072)	—	(10,618)	36,697
Judicial deposits (iv)	(8,567)	—	—	419	1,807	(6,341)
Provision for contingencies	$50,619	$7,201	$(19,072)	$419	$(8,811)	$30,356

Year ended December 31, 2023:
Tax contingencies in Brazil (i)	$28,505	$10,697	$(151)	$—	$1,532	$40,583
Labor contingencies in Brazil (ii)	14,095	14,231	(17,377)	556	1,169	12,674
Other (iii)	10,145	(668)	(4,494)	(3)	949	5,929
Subtotal	52,745	24,260	(22,022)	553	3,650	59,186
Judicial deposits (iv)	(7,906)	—	—	80	(741)	(8,567)
Provision for contingencies	$44,839	$24,260	$(22,022)	$633	$2,909	$50,619

Year ended December 31, 2022:
Tax contingencies in Brazil (i)	$16,642	$11,166	$(12)	$—	$709	$28,505
Labor contingencies in Brazil (ii)	13,270	12,426	(13,449)	1,094	754	14,095
Other (iii)	10,766	3,449	(2,763)	—	(1,307)	10,145
Subtotal	40,678	27,041	(16,224)	1,094	156	52,745
Judicial deposits (iv)	(6,592)	—	—	(953)	(361)	(7,906)
Provision for contingencies	$34,086	$27,041	$(16,224)	$141	$(205)	$44,839

(i)In 2024, 2023 and 2022, it includes mainly INSS (Instituto Nacional do Seguro Social) and CIDE (Contribuições de Intervenção no Domínio Econômico).
(ii)It primarily relates to dismissals in the normal course of business.
(iii)It relates to tax and labor contingencies in other countries and civil contingencies in all the countries.
(iv)It primarily relates to judicial deposits the Company was required to make in connection with the proceedings in Brazil.